Leases - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	€ 2,700	€ 4,300
Currency translation of right-of-use assets	400	300
Cash payments for leases	4,200	4,800		€ 3,600
Payments for leases	2,012	3,849	[1]	2,843	[1]
Payments of right of use assets classified as financing activities	29,300	28,000
Expense relating to short term leases for which recognition exemption has been used		€ 1,548		€ 144
Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Expense relating to short term leases for which recognition exemption has been used	5
Later than four years and not later than five years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Payments for leases	23,500
Later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Payments for leases	€ 4,000

[1]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities